COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Provisions (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Provisions
Provisions	$ 1,691,656	$ 1,779,769
Eventual commitments
Provisions
Provisions	87,249	116,256
Unused Balances Credit Cards
Provisions
Provisions	455,424	404,901
Other contingencies
Provisions
Provisions	$ 1,148,983	$ 1,258,612